Fair Value Measurements (Schedule Of Financial Liabilities Carried At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	$ 11,441	$ 15,935
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	11,441	15,935
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	5,914	7,205
Series C Preferred Embedded Derivative [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Series C Preferred Embedded Derivative [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Series C Preferred Embedded Derivative [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	5,914	7,205
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	5,527	8,730
Warrant Derivative [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Warrant Derivative [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Warrant Derivative [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	$ 5,527	$ 8,730